Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Oct. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Apr. 07, 2017	Jan. 27, 2017	Sep. 30, 2016	Nov. 20, 2015	Sep. 30, 2015	Sep. 30, 2014
SMALLCAP World Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	SMALLCAP World Fund — Class R-6
Account Value	$ 23,409		$ 19,273		$ 16,942		$ 26,125			$ 19,233	$ 15,329	$ 15,487	$ 13,641			$ 11,510		$ 10,263	$ 10,000
SMALLCAP World Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	SMALLCAP World Fund — Class R-5
Account Value	$ 23,290		19,183		16,874		26,033			19,174	15,291	15,455	13,622			11,497		10,256	10,000
SMALLCAP World Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	SMALLCAP World Fund — Class R-5E
Account Value	$ 21,505		17,731		15,613		24,110			17,775	14,189	14,356	12,662			10,701	$ 10,000
SMALLCAP World Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	SMALLCAP World Fund — Class R-4
Account Value	$ 22,602		18,673		16,473		25,493			18,833	15,063	15,272	13,500			11,429		10,227	10,000
SMALLCAP World Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	SMALLCAP World Fund — Class R-3
Account Value	$ 21,921		18,167		16,073		24,949			18,487	14,831	15,081	13,371			11,356		10,193	10,000
SMALLCAP World Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	SMALLCAP World Fund — Class R-2E
Account Value	$ 21,696		18,006		15,956		24,806			18,408	14,791	15,065	13,379			11,379		10,222	10,000
SMALLCAP World Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name	SMALLCAP World Fund — Class R-2
Account Value	$ 20,967		17,450		15,511		24,186			17,999	14,505	14,819	13,199			11,259		10,153	10,000
SMALLCAP World Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	SMALLCAP World Fund — Class R-1
Account Value	$ 20,946		17,434		15,494		24,156			17,979	14,491	14,806	13,188			11,254		10,148	10,000
SMALLCAP World Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name	SMALLCAP World Fund — Class 529-F-3
Account Value	$ 12,273	$ 11,852	10,110	$ 10,231	8,895	$ 11,543	13,723	$ 12,757	$ 10,000
SMALLCAP World Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name	SMALLCAP World Fund — Class 529-F-2
Account Value	$ 12,248	$ 11,830	10,095	$ 10,214	8,882	$ 11,531	13,711	$ 12,752	10,000
SMALLCAP World Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name	SMALLCAP World Fund — Class 529-F-1
Account Value	$ 22,911		18,909		16,662		25,747			18,987	15,163	15,350	13,547			11,455		10,241	10,000
SMALLCAP World Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name	SMALLCAP World Fund — Class 529-T (with sales charge)
Account Value	$ 18,535		15,286		13,462		20,788			15,331	12,244	12,388	10,934	$ 9,750
SMALLCAP World Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name	SMALLCAP World Fund — Class 529-E
Account Value	$ 21,989		18,213		16,111		24,992			18,508	14,841	15,089	13,374			11,356		10,195	10,000
SMALLCAP World Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name	SMALLCAP World Fund — Class 529-C (with sales charge)
Account Value	$ 21,597		17,857		15,764		24,402			18,034	14,434	14,754	13,151			11,230		10,137	10,000
SMALLCAP World Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name	SMALLCAP World Fund — Class 529-A (with sales charge)
Account Value	$ 21,659		17,908		15,809		24,472			18,086	14,475	14,685	12,991			11,006		9,859	9,650
SMALLCAP World Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	SMALLCAP World Fund — Class F-3
Account Value	$ 19,947		16,423		14,437		22,260			16,388	13,064	13,199	11,629		$ 10,000
SMALLCAP World Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	SMALLCAP World Fund — Class F-2
Account Value	$ 23,154		19,085		16,794		25,927			19,107	15,247	15,419	13,596			11,483		10,250	10,000
SMALLCAP World Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	SMALLCAP World Fund — Class F-1
Account Value	$ 22,484		18,588		16,412		25,409			18,779	15,028	15,246	13,484			11,421		10,225	10,000
SMALLCAP World Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	SMALLCAP World Fund — Class T (with sales charge)
Account Value	$ 18,606		15,332		13,493		20,827			15,355	12,254	12,396	10,936	9,750
SMALLCAP World Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	SMALLCAP World Fund — Class C (with sales charge)
Account Value	$ 21,205		17,524		15,466		24,113			17,948	14,467	14,782	13,171			11,242		10,145	10,000
SMALLCAP World Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	SMALLCAP World Fund — Class A (with sales charge)
Account Value	$ 21,258		17,568		15,504		23,994			17,728	14,185	14,383	12,715			10,766		9,637	9,425
MSCI ACWI IMI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Account Value	$ 24,122		18,420		15,329		19,449		10,000	15,086	13,769	13,704	12,500	10,000	10,000	10,528	10,000	9,379	10,000
MSCI All Country World Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Small Cap Index
Account Value	$ 21,208		$ 17,019		$ 14,768		$ 19,638		$ 10,000	$ 13,967	$ 13,531	$ 14,311	$ 13,169	$ 10,000	$ 10,000	$ 11,046	$ 10,000	$ 9,672	$ 10,000